RELATED PARTY TRANSACTIONS (Details Narrative)	Jun. 30, 2025 USD ($)	May 06, 2025 $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Related Party Transactions [Abstract]
Shares issued | shares		1
Share price | $ / shares		$ 0.001
Amount due to parent company	$ 2,438		$ 2,771,194	¥ 20,109,722	¥ 19,173,936